Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2018
Short-term borrowings and long-term debt

12. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2017 and 2018 consist of the following:

	Yen in millions
	March 31,
	2017	2018
Loans, principally from banks, with a weighted-average interest at March 31, 2017 and March 31, 2018 of 1.86% and of 2.14% per annum, respectively	1,125,324	1,254,444
Commercial paper with a weighted-average interest at March 31, 2017 and March 31, 2018 of 1.08% and of 1.65% per annum, respectively	3,828,358	3,900,469

	4,953,682	5,154,913

As of March 31, 2018, Toyota has unused short-term lines of credit amounting to ¥1,712,315 million of which ¥245,797 million related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2017 and 2018 comprises the following:

	Yen in millions
	March 31,
	2017	2018
Unsecured loans, representing obligations principally to banks, due 2017 to 2036 in 2017 and due 2018 to 2036 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 2.44% and of 2.70% per annum, respectively	3,318,865	3,215,309
Secured loans, representing obligations principally to finance receivables securitization due 2017 to 2030 in 2017 and due 2018 to 2030 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 1.43% and of 1.99% per annum, respectively	2,080,362	1,963,057
Medium-term notes of consolidated subsidiaries, due 2017 to 2046 in 2017 and due 2018 to 2046 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 2.12% and of 2.18% per annum, respectively	6,923,511	6,994,629
Unsecured notes of parent company, due 2017 to 2036 in 2017 and due 2018 to 2037 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 1.35% and of 0.94% per annum, respectively	370,000	370,000
Unsecured notes of consolidated subsidiaries, due 2017 to 2032 in 2017 and due 2018 to 2031 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 2.17% and of 2.20% per annum, respectively	1,430,022	1,569,517
Secured notes of consolidated subsidiaries, due 2017 to 2020 in 2017 and due 2018 to 2021 in 2018 with a weighted-average interest at March 31, 2017 and March 31, 2018 of 8.14% and of 7.90% per annum, respectively	57,036	59,513
Long-term capital lease obligations, due 2017 to 2035 in 2017 and due 2018 to 2035 in 2018 with interest ranging from 0.37% to 14.73% per annum in 2017 and from 0.37% to 14.73% per annum in 2018	22,249	20,626

	14,202,045	14,192,651
Less - Current portion due within one year	(4,290,449)	(4,186,277)

	9,911,596	10,006,374

As of March 31, 2018, approximately 48%, 11%, 10%, 9%, 6% and 16% of long-term debt are denominated in U.S. dollars, Japanese yen, euros, Australian dollars, Canadian dollars and other currencies, respectively.

As of March 31, 2018, property, plant and equipment with a book value of ¥658,675 million and other assets aggregating ¥2,052,752 million were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2019	4,186,277
2020	2,848,360
2021	2,398,498
2022	2,236,208
2023	1,612,872

Standard agreements with certain banks include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2018, Toyota has not received any significant requests from these banks.

As of March 31, 2018, Toyota has unused long-term lines of credit amounting to ¥6,728,922 million.

Interest expense during the years ended March 31, 2016, 2017 and 2018 were ¥377,310 million, ¥352,691 million and ¥415,094 million, respectively. Interest expense related to the financial services business is included in “Cost of financing operations” in the accompanying consolidated statements of income.